UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02955

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Address of principal executive offices) (Zip code)
Same
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-527-7009

Date of fiscal year end:	August 31st
Date of reporting period:	November 30, 2011

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	11/30/2011						11/30/11

	FACE
	VALUE
	IN		*					FAIR	AS A
CUSIP	THOUSANDS	DESCRIPTION	LEVEL	STATE	MATURITY	CALL DATE	RATE	VALUE	PERCENTAGE
								(UNAUDITED)
		SHORT TERM
60934N542	172.386	FEDERATED PA MUNI	(1)	PA				172,386
		TOTAL SHORT TERM						172,386	1.48%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS	(2)
72509GH7	145	PITTSBURGH		PA	03/01/12		5.000%	146,660
725209GY0	105	PITTSBURGH		PA	09/01/12		5.000%	105,939
7178807S1	300	PHILA SD PA GO		PA	08/01/15	8/1/12	5.625%	310,554
725209FD7	100	PITTSBURGH		PA	09/01/16		5.250%	112,643
745145YU0	250	PUERTO RICO		PA	07/01/17		5.500%	276,305
968657DE3	100	WILL CNTY		IL	11/15/24		5.000%	106,146
763631WF1	250	RICHLAND COUNTY SEWER		SC	03/01/30	3/13/13	5.375%	260,235
		TOTAL GENERAL OBLIGATION BONDS						1,318,482	11.30%
		HOUSING BONDS	(2)
546276BT2	180	LOUISIANNA LOC		LA	04/15/39	4/15/16	4.250%	185,638
		TOTAL HOUSING BONDS						185,638	1.59%
		OTHER REVENUE BONDS	(2)
701382HO7	170	PARKLAND SCHOOL DISTRICT		PA	09/01/07		5.000%	194,528
717823T99	300	PHILA GAS WORKS		PA	08/01/11		5.000%	0
017292VN0	100	ALLEGHENY CTY		PA	11/01/11		5.000%	0
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.		PA	09/01/12		5.000%	517,480
717893PF2	250	PHILADELPHIA WATER		PA	07/01/14		5.000%	273,323
709221JS5	155	PA STATE TPK		PA	12/01/14		5.250%	155,512
79165TFX4	50	ST. LOUIS MUNICIPAL FINANCE		MO	02/15/15	2/15/12	5.250%	50,251
709221JT3	140	PA STATE TPK		PA	12/01/15		5.250%	140,456
70917RJE6	350	PA HGH ED		PA	01/01/16	1/1/13	5.500%	369,233
01728RBJ7	150	ALLEGHENY CTY HGH ED BLDG AUTH		PA	03/15/16	6/15/12	5.500%	168,952
70917NQL1	100	PA HGH ED		PA	06/15/16	6/15/12	5.000%	101,988
717823J58	250	PHILA GAS WORKS		PA	08/01/16	8/1/13	5.250%	0
64983QC31	200	NEW YORK STATE DORM AUTHORITY		NY	07/01/17	7/1/16	5.000%	219,386
165579EC3	405	CHESTER COUNTY IDA		PA	11/01/18		5.000%	427,476
888808DA7	200	TOBACCO SETTLEMENT FIN CORP		NJ	06/01/19	6/1/17	5.000%	201,620
709208EC2	150	PA PUBLIC SCHOOL BUILDINGS		PA	05/15/22		5.000%	157,452
70917RWW1	150	PA HGH ED		PA	08/15/22	8/15/19	4.750%	161,391
017357VE1	300	ALLEGHENY CTY-SEWER		PA	12/01/23	12/1/15	5.000%	322,164
657905EQ4	230	NORTH CAROLINA MEDICAL CENTER		NC	08/01/26	2/1/17	5.250%	236,141
8500000ZX1	280	SPRING INDEPENDENT SCHOOL DISTRICT		TX	08/15/26	8/15/14	5.000%	299,785
928077GP5	200	VIRGINIA PORT AUTHORITY		VA	07/01/30	7/1/19	4.500%	205,682
70917RL86	400	PA HGH ED		PA	11/01/30	11/1/20	5.000%	415,416
246579GC4	200	DELAWARE VALLEY REGIONAL FINANCE		PA	07/01/32		5.750%	210,410
		TOTAL OTHER REVENUE BONDS						4,828,646	41.37%

	TOTAL MUNICIPAL BONDS							6,332,766	54.25%

	SHARES
	COMMON STOCKS		(1)
14052H506	70,000	CAPITAL TRUST INC. CLASS A		165,900
009158106	500	AIR PRODUCTS		41,875
02209S103	5,600	ALTRIA GROUP		160,664
00206R102	2,800	AT&T		81,144
053015103	800	AUTOMATIC DATA PROCESSING		40,872
09247X101	500	BLACKROCK INC		86,020
110122108	3,650	BRISTOL MYERS SQUIBB		119,428
149123101	1,000	CATERPILLAR		97,880
20825C104	1,550	CONOCOPHILLIPS		110,546
209115104	2,350	CONSOLIDATED EDISON		139,637
263534109	1,500	DUPONT EI		71,580
278058102	2,500	EATON CORP		112,275
30161N101	2,250	EXELON CORP		99,698
369604103	3,600	GENERAL ELECTRIC		57,276
372460105	1,700	GENUINE PARTS		99,450
37733W105	3,200	GLAXO PLC		142,336
423074103	2,875	HEINZ, HJ		151,369
437076102	2,400	HOME DEPOT		94,128
458140100	4,500	INTEL		112,095
478160104	1,000	JOHNSON & JOHNSON		64,720
494368103	1,950	KIMBERLY CLARK		139,367
50075N104	2,500	KRAFT FOODS		90,375
580135101	1,100	MCDONALDS		105,072
58933Y105	3,700	MERCK		132,275
55261F104	800	M & T BANK		58,384
629491101	3,500	NYSE EURONEXT		99,960
655844108	700	NORFORK SOUTHERN CORP		52,878
742718109	1,250	PROCTER & GAMBLE		80,713
780259206	2,000	ROYAL DUTCH		140,000
89151E109	2,750	TOTAL S A SPONSORED ADR		142,285
911312106	150	UNITED PARCEL SERVICE		10,762
92343V104	1,900	VERIZON COMMUNICATION		71,687
94106L109	3,400	WASTE MANAGEMENT		106,420

		TOTAL COMMON STOCKS		3,279,070	28.09%

	MUTUAL FUNDS	(1)
921908208	17,096.492	VANGUARD PRECIOUS METALS		413,051
722005550	45,538.849	PIMCO COMMODITIES REAL RETURN		356,114

		TOTAL MUTUAL FUNDS		769,165	6.59%

	OTHER SECURITIES	(1)
464285105	28,040	ISHARES GOLD TRUST		478,362
78463V107	2,875	SPDR GOLD TRUST		489,124
46625H365	4,100	JP MORGAN ALERIAN ML ETN		151,372

		TOTAL OTHER SECURITIES		1,118,858	9.59%

		TOTAL PORTFOLIO		11,672,245	100.00%

*Fair Value Measurements
The Fund adopted guidance on fair value measurements, issued by the Financial Accounting Standards Board (FASB) ASC 820-10, “Fair Value .
Measurements”
The hierachy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurments).
and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of fair value hierarchy under ASC 820-10 are as follows:
Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilites.
Level 2- Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term .
of the asset or liability
Level 3- Prices or valuation techniques that require inputs that are both significant to fair value measurement and unobservable activity

For federal income tax purposes, the componets of unrealized appreciation (depreciation) of securities is as follows:
		Gross unrealized appreciation on investment securities	987,249
		Gross unrealized depreciation on investment securities	(641,351)
		Net unrealized appreciation on investment securities	345,898

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/11

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and the Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers. The officer signing this report has concluded that the Fund’s disclosure controls and procedures are effective.

Accounting

            The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are reported to the President directly.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

           The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements. He also serves as the Fund’s compliance officer. Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:
s/ John H. McCoy
John H. McCoy
President and Chief Financial Officer

Date: January 31, 2012